AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 28, 2014

File Nos. 002-98772

811-04347

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 171	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 214	☒

GMO TRUST

(Exact Name of Registrant as Specified in Charter)

40 Rowes Wharf, Boston, Massachusetts 02110

(Address of principal executive offices)

617-330-7500

(Registrant’s telephone number, including area code)

with a copy to:

J.B. Kittredge, Esq.	Thomas R. Hiller, Esq.
GMO Trust	Ropes & Gray LLP
40 Rowes Wharf	Prudential Tower
Boston, Massachusetts 02110	800 Boylston Street
Boston, Massachusetts 02199

(Name and address of agents for service)

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)

☐	On , pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On , pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On , pursuant to paragraph (a)(2) of Rule 485.

This filing relates solely to Class III shares of GMO Debt Opportunities Fund (formerly known as GMO Short-Duration Collateral Fund). No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

GMO TRUST

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”), each as amended, the Registrant, GMO Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 171 under the Securities Act and Amendment No. 214 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 28th day of February, 2014.

GMO Trust

By:	J.B. KITTREDGE*
J.B. Kittredge
Title:	President; Chief Executive Officer;
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 171 to GMO Trust’s Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

J.B. KITTREDGE* J.B. Kittredge	Trustee; President; Chief Executive Officer; Principal Executive Officer	February 28, 2014

SHEPPARD N. BURNETT* Sheppard N. Burnett	Treasurer; Chief Financial Officer; Principal Financial and Accounting Officer	February 28, 2014

DONALD W. GLAZER* Donald W. Glazer	Trustee	February 28, 2014

PETER TUFANO* Peter Tufano	Trustee	February 28, 2014

PAUL BRAVERMAN* Paul Braverman	Trustee	February 28, 2014

* By:	/s/ Jason Harrison Jason Harrison Attorney-in-Fact**

**	Pursuant to Powers of Attorney for each of Donald W. Glazer and Peter Tufano filed with the SEC as part of Post-Effective Amendment No. 138 to the Registration Statement under the 1933 Act and Amendment No. 173 to the Registration Statement under the 1940 Act on September 29, 2009, pursuant to Powers of Attorney for each of Sheppard N. Burnett and J.B. Kittredge (in his capacity as President, Chief Executive Officer, and Principal Executive Officer) filed with the SEC as part of Post-Effective Amendment No. 139 to the Registration Statement under the 1933 Act and Amendment No. 174 to the Registration Statement under the 1940 Act on October 30, 2009, and pursuant to Powers of Attorney for each of Paul Braverman and J.B. Kittredge (in his capacity as Trustee) filed with the SEC as part of Post-Effective Amendment No. 140 to the Registration Statement under the 1933 Act and Amendment No. 176 to the Registration Statement under the 1940 Act on April 30, 2010.

GMO TRUST DEBT OPPORTUNITIES FUND (FORMERLY KNOWN AS GMO SHORT-DURATION COLLATERAL FUND) CLASS III 485(B) XBRL FILING (FEBRUARY 2014)

EXHIBIT INDEX

GMO TRUST

Exhibit Ref.	Title of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Schema Document

EX-101.CAL	XBRL Calculation Linkbase Document

EX.101.LAB	XBRL Labels Linkbase Document

EX-101.PRE	XBRL Presentation Linkbase Document

EX.101.DEF	XBRL Definition Linkbase Document

Other.

1	Certificate of Clerk of the Trust certifying resolution by the Board of Trustees of the Trust required pursuant to Rule 483 under the Securities Act of 1933.